INCOME TAXES (Schedule of Current and Deferred Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current	$ 4,188	$ 4,042	$ 3,424
Deferred	(981)	(2,719)	(317)
Domestic	1,140	578	49
Foreign	2,067	745	3,058
Income tax expenses	$ 3,207	$ 1,323	$ 3,107